INVESTMENTS	12 Months Ended
Dec. 31, 2019
INVESTMENTS
INVESTMENTS

NOTE 14 – INVESTMENTS

Valued using by Equity method

	12/31/2019	12/31/2018
a) Jointly-controlled subsidiary
Norte Energia (Belo Monte)	7,030,651	6,863,523
Energia Sustentável do Brasil S.A.	3,662,120	3,363,219
Belo Monte Transmissora de Energia SPE S.A.	1,701,956	1,603,211
Madeira Energia S.A.	1,595,099	2,004,915
Interligação Elétrica do Madeira S.A.	1,511,061	1,377,984
Norte Brasil Transmissora de Energia S.A.	890,833	1,082,843
Teles Pires Participações S.A.	753,865	727,840
Companhia Energética Sinop S.A.	704,110	479,280
Empresa de Energia São Manoel S.A.	657,106	644,735
Mata de Santa Genebra	570,803	482,329
Chapecoense Geração S.A.	409,864	395,841
Interligação Elétrica Garanhuns S.A.	373,363	342,776
Enerpeixe S.A.	254,272	260,599
Transmissora Sul Litorânea de Energia S.A.	214,643	233,594
STN - Sistema de Transmissão Nordeste S.A.	213,480	165,749
Goiás Transmissão S.A.	204,859	188,574
Paranaíba Transmissora de Energia S.A.	193,968	184,358
Transenergia Renovável S.A.	146,387	143,185
Retiro Baixo Energética S.A.	144,796	134,277
MGE Transmissão S.A.	139,176	127,583
Transnorte Energia S.A.	134,778	139,814
Rouar S.A.	109,643	124,448
Triângulo Mineiro Transmissora	112,865	91,698
Vale do São Bartolomeu	60,305	51,173
Other	508,839	531,266
	22,298,842	21,744,814

b) Associates companies

		12/31/2019	12/31/2018
CTEEP		3,681,099	4,024,671
Lajeado Energia Energia		67,230	79,923
CEB Lajeado		63,047	52,804
Paulista Lajeado		29,967	30,241
Equatorial Maranhão D		1,031,514	989,425
Energética Águas da Pedra S.A.		233,604	218,301
Other		1,096,318	1,170,263
		6,202,779	6,565,628

	SUBTOTAL	28,501,819	28,310,442

Provision for investment losses		(1,445,890)	(1,774,244)

	TOTAL	27,055,929	26,536,198

Measured at fair value

	Asset Value (*)
	12/31/2019	12/31/2019	12/31/2018
AES Tietê	37,667	509,019	312,908
Coelce	52,340	301,218	244,042
Energisa S.A.	77,867	449,718	298,283
Cesp	122,284	214,488	134,146
Celpa	15,059	81,376	52,077
Celesc	144,069	213,556	206,795
CELPE	10,365	30,225	33,854
Energisa MT	2,845	12,796	8,140
COPEL	44,247	105,776	45,617
CGEEP	3,924	20,982	16,845
CEB	11,861	18,439	10,218
Other	14,516	99,397	84,225
	537,045	2,056,990	1,447,150

(*) Asset value according to Eletrobras' participation in the companies' share capital.

14.1 - Provisions for investment losses

The Company estimates the recoverable value of its investments in SPEs based on their value for the shareholder, calculated from the discounted cash flow, or from its market value, where there was a transaction under market conditions for any SPE.

The assumptions used consider the best estimate of the Company's Management on the future trends in the electricity sector and are based both on external sources of information and on historical data from SPEs. The main assumptions are described below:

•	Growth compatible with historical data and growth prospects for the Brazilian economy;
•

Discount rate per year (after taxes*) specific to each SPE, respecting the structure capital and debt cost of each SPE, using the WACC and the same metrics used to calculate discount rates for corporate UGCs mentioned in more details in note 19;

•	Revenue projected according to the contracts, with no provision for extension of the concession/authorization;
•	Expenses considering the Business Plan of each SPE and the historical values realized;

* The use of post-tax discount rates, in determining the values in use, does not result in materially different recoverable values if pre-tax rates were used.

The balance of provisions for investment losses is shown below:

	12/31/2019	12/31/2018
Belo Monte Transmissora de Energia SPE S.A.	80,312	278,726
Empresa de Energia São Manoel S.A.	128,694	293,670
Madeira Energia S.A.	76,168	152,674
Norte Brasil Transmissora S.A.	—	267,595
Mata de Santa Genebra	—	120,645
Energia Sustentável do Brasil S.A	821,276	386,772
Interligação Elétrica Garanhuns S.A.	34,740	70,691
Transnorte Energia S.A.	94,805	118,665
Companhia Energética Sinop	201,100	17,166
Teles Pires Participações S.A.	—	13,332
Inambari	274	274
Other	8,521	54,034
	1,445,890	1,774,244

14.2 - Changes in investments

Below is the movement of the most relevant investments of the Company:

			Other
Associated companies and	Balance as of	Capital	Comprehensive	Capitalization of	Investment	Dividends and Interest on	Equity	Balance as of
jointly-controlled ventures	12/31/2018	integration/Reduction	Results	AFAC	adjustments	shareholder's equity	Method	12/31/2019
CHANGES IN INVESTMENTS

Norte Energia (Belo Monte)	6,863,523	—	—	—	—	—	167,128	7,030,651
CTEEP	4,024,671	—	(15,133)	—	(363,685)	(358,579)	393,825	3,681,099
Lajeado Energia Energia	79,923	—	(67)	—	4,838	(78,566)	61,102	67,230
CEB Lajeado	52,804	—	(18)	—	—	(17,232)	27,493	63,047
Paulista Lajeado	30,241	—	—	—	—	(7,259)	6,985	29,967
Rouar S.A.	124,448	—	5,029	—	—	(21,060)	1,226	109,643
Equatorial Maranhão D	989,425	—	—	—	(32,633)	(118,980)	193,702	1,031,514
Madeira Energia S.A.	2,004,915	—	—	—	—	—	(409,816)	1,595,099
Energia Sustentável do Brasil S.A.	3,363,219	—	—	337,200	—	—	(38,299)	3,662,120
Interligação Elétrica do Madeira S.A.	1,377,984	—	—	—	—	—	133,077	1,511,061
Norte Brasil Transmissora de Energia S.A.	1,082,843	—	—	—	(208,593)	(22,211)	38,794	890,833
Enerpeixe S.A.	260,599	—	—	—	—	(54,430)	48,103	254,272
Teles Pires Participações S.A.	727,840	55,962	—	—	—	—	(29,937)	753,865
Chapecoense Geração S.A.	395,841	—	—	—	—	(108,460)	122,483	409,864
Belo Monte Transmissora de Energia SPE S.A.	1,603,211	—	—	—	(14,936)	(2,613)	116,294	1,701,956
Interligação Elétrica Garanhuns S.A.	342,776	—	—	—	—	(5,897)	36,484	373,363
Mata de Santa Genebra	482,329	130,289	—	—	—	—	(41,815)	570,803
Energética Águas da Pedra S.A.	218,301	—	—	—	—	(41,939)	57,242	233,604
Goiás Transmissão S.A.	188,574	—	—	—	—	(5,072)	21,357	204,859
Empresa de Energia São Manoel S.A.	644,735	19,333	—	—	—	—	(6,962)	657,106
Companhia Energética Sinop S.A.	479,280	264,568	—	—	—	—	(39,738)	704,110
STN - Sistema de Transmissão Nordeste S.A.	165,749	—	—	—	—	(16,044)	63,775	213,480
Transnorte Energia S.A.	139,814	—	—	—	(73)	—	(4,963)	134,778
MGE Transmissão S.A.	127,583	—	—	—	—	—	11,593	139,176
Transenergia Renovável S.A.	143,185	—	—	—	—	(15,713)	18,915	146,387
Retiro Baixo Energética S.A.	134,277	—	—	—	—	(3,277)	13,796	144,796
Paranaíba Transmissora de Energia S.A.	184,358	—	—	—	—	(2,986)	12,596	193,968
Vale do São Bartolomeu	51,173	4,926	—	—	(1)	—	4,207	60,305
Triângulo Mineiro Transmissora	91,698	1,406	—	—	—	—	19,761	112,865
Transmissora Sul Litorânea de Energia S.A.	233,594	—	—	—	—	195	(19,146)	214,643

Other	1,701,529	(132,841)	(77,231)	114,005	(46,434)	(262,961)	309,288	1,605,355

TOTAL INVESTMENTS	28,310,442	343,643	(87,420)	451,205	(661,517)	(1,143,082)	1,288,550	28,501,819

			Capital	Other	Capitalization
	Balance as of	Transfer of	integration/	Comprehensive	of		Adjustments of first	Dividends and Interest	Equity			Balance as of
Associated companies and jointly-controlled ventures	12/31/2017	shares	reduction	Results	AFAC	Capital Loss	adoption IFRS 9 and 15	on shareholder's equity	Method	SPEs Transfer	Held for sale	12/31/2018
CHANGE IN INVESTMENTS
Norte Energia (Belo Monte)	5,868,703	—	328,112	—	140,700	—	—	—	526,008	—	—	6,863,523
CTEEP	3,485,985	—	—	26,370	—	—	395,857	(745,791)	862,250	—	—	4,024,671
Lajeado Energia	64,103	—	—	—	—	—	—	(23,886)	39,705	—	—	79,923
CEB Lajeado	49,153	—	—	—	—	—	—	(15,237)	18,889	—	—	52,804
Paulista Lajeado	30,436	—	—	—	—	—	—	(9,873)	9,679	—	—	30,241
Rouar	105,413	—	—	18,062	—	—	—	—	973	—	—	124,448
Madeira Energia S.A. (MESA)	2,077,575	—	678,069	—	—	—	—	—	(750,729)	—	—	2,004,915
Interligação Elétrica do Madeira S.A. (IE Madeira)	1,314,514	—	—	—	—	—	(85,510)	—	148,980	—	—	1,377,984
Norte Brasil Transmissora de Energia S.A.	1,046,172	—	—	—	—	—	(14,808)	(12,967)	64,446	—	—	1,082,843
Enerpeixe S.A.	292,002	—	—	—	—	—	—	(71,273)	39,870	—	—	260,599
Teles Pires Participações	764,559	—	77,823	—	—	—	—	—	(114,542)	—	—	727,840
Chapecoense Geração S.A. (Chapecoense)	389,981	—	—	—	—	—	—	(105,540)	111,400	—	—	395,841
Belo Monte Transmissora de Energia	1,478,019	—	24,500	—	—	—	(211,938)	(8,548)	321,178	—	—	1,603,211
Interligação Elétrica Garanhuns S.A.	356,302	—	—	—	—	—	(34,911)	(15,844)	37,229	—	—	342,776
Mata de Santa Genebra	459,169	—	47,904	—	—	—	(23,835)	3,250	(4,159)	—	—	482,329
Energética Águas da Pedra S.A.	224,668	—	—	—	—	—	—	(50,077)	43,710	—	—	218,301
Goiás Transmissão S.A.	181,481	—	—	—	—	—	(8,589)	—	15,682	—	—	188,574
Empresa de Energia São Manoel	649,731	—	26,000	—	—	—	—	—	(30,996)	—	—	644,735
Companhia Energética Sinop S.A.	539,498	—	70,560	—	—	—	—	—	(130,778)	—	—	479,280
STN - Sistema de Transmissão Nordeste S.A.	216,741	—	—	—	—	—	(50,646)	(43,410)	43,064	—	—	165,749
Transnorte Energia S.A.	148,453	—	—	—	—	—	(10,575)	—	1,936	—	—	139,814
MGE Transmissão S.A.	115,039	—	—	—	—	—	3,827	—	8,717	—	—	127,583
Transenergia Renovável S.A. (Transenergia)	154,498	—	—	—	—	—	(19,732)	(2,450)	10,869	—	—	143,185
Retiro Baixo Energética S.A. (Retiro Baixo)	124,386	—	—	—	—	—	—	(3,081)	12,972	—	—	134,277
Paranaíba Transmissora	160,191	—	—	—	2,082	—	12,554	(2,999)	12,530	—	—	184,358
Vale do São Bartolomeu	123,131	—	4,290	—	—	—	(65,735)	—	(10,513)	—	—	51,173
Triângulo Mineiro Transmissora	163,637	—	—	—	—	—	(57,219)	—	(14,720)	—	—	91,698
Transmissora Sul Litorânea de Energia S.A.	198,174	—	25,948	—	—	—	—	(8,693)	18,165	—	—	233,594
Others	8,640,015	(599,002)	(1,881,243)	(376,559)	577,351	(18,043)	30,381	(217,759)	(109,838)	1,896,902	(1,888,034)	6,054,173
TOTAL INVESTMENTS	29,421,729	(599,002)	(598,037)	(332,127)	720,133	(18,043)	(140,879)	(1,334,178)	1,181,977	1,896,902	(1,888,034)	28,310,442

		Capital				Adjustments from	Dividends and Interest
	Balance on	contribution/	Other Comprehensive	Capitalization	Gains of	previous	on shareholder's	Equity	Balance on
Associated companies and jointly-controlled ventures	12/31/2016	disposal	Income	of AFAC	Capital	fiscal years	equity	Method	12/31/2017
CHANGES IN INVESTMENTS

Mangue Seco II	17,934	—	—	—	—	—	(959)	1,619	18,594
Norte Energia (Belo Monte)	5,358,861	405,068	—	173,700	—	—	—	(68,926)	5,868,703
CTEEP	2,592,701	—	—	—	—	—	(180,287)	1,073,571	3,485,985
Lajeado Energia	218,262	—	5	—	—	(24,431)	(179,631)	49,899	64,103
GED Lajeado	72,989	—	3	(13,372)	—	(6,025)	(22,745)	18,302	49,153
Paulista Lajeado	26,143	—	—	—	—	—	(6,168)	10,460	30,436
Rouar	97,157	—	1,679	—	—	—	—	6,577	105,413
EMAE	292,355	157	4,320	—	—	—	(13,388)	48,112	331,556
CEMAR	729,888	—	—	—	—	—	(73,144)	164,267	821,010
Madeira Energia S.A. (MESA)	2,503,260	—	—	—	—	—	—	(425,685)	2,077,575
ESBR Partimpagoes S.A.	3,331,923	—	—	—	—	—	—	(347,132)	3,297,141
Interligagao Elétrica do Madeira S.A. (IE Madeira)	1,090,107	—	—	—	—	—	39,629	193,778	1,314,514
Norte Brasil Transmissora de Energia S.A.	975,886	—	—	—	—	—	—	713,286	1,046,172
Manaus Transmissora de Energia S.A.	650,961	—	—	—	—	—	1,389	38,671	691,021
Enerpeixe S.A.	375,174	(100,000)	—	—	—	—	(40,680)	57,508	292,002
Teles Pires Participações	799,926	76,396	—	—	—	—	—	(113,763)	764,559
Chapecoense Geração S.A. (Chapecoense)	493,555	—	—	—	—	—	(211,674)	108,100	389,981
Belo Monte Transmissora de Energia	1,069,359	382,689	—	—	—	—	(3,955)	29,926	1,478,019
Interligação Elétrica Garanhuns S.A.	360,072	—	—	—	—	—	9,891	(13,661)	356,302
Mata de Santa Genebra	230,685	180,079	—	30,000	—	—	(3,251)	21,656	459,169
Energética Águas da Pedra S.A.	216,294	—	—	—	—	—	(35,215)	43,589	224,668
Goiás Transmissão S.A.	170,313	—	—	—	—	—	(6,054)	17,222	181,481
Empresa de Energia São Manoel	418,460	2,333,319	—	—	—	—	—	(2,959)	649,731
Companhia Framatra Sinop SA	430,751	472,838	—	—	—	—	—	(213,281)	539,498
STN - Sistema de Transmissão Nordeste S.A.	202,898	—	—	—	—	—	(21,436)	35,273	216,741
Intesa - Integração Transmissora de Energia S.A.	201,033	—	—	—	—	—	(19,214)	28,773	210,592
Transnorte Energia S.A.	148,748	—	—	—	—	—	—	(295)	148,453
Chapada Piauí II Holding S.A.	117,701	26,919	—	—	—	—	—	(6,905)	137,715
MGE Transmissão S.A.	111,344	—	—	—	—	—	(3,971)	7,666	115,039
Transmissora Sul Brasileira de Energia S.A. (TSBE)	277,474	—	—	—	—	—	—	(20,033)	257,441
Transenergia Renovável S.A. (Transenergia)	153,390	—	—	—	—	—	1,541	(433)	154,498
Retiro Baixo Energética S.A. (Retiro Baixo)	127,229	—	—	—	—	—	(13,515)	10,672	124,386
Brasnorte Transmissora de Energia S.A.	127,338	—	—	—	—	—	(7,805)	3,994	123,527
Chapada Piauí I Holding S.A.	104,060	—	—	34,534	—	—	—	(12,209)	126,385
Paranaíba Transmissora	147,656	—	—	—	—	—	(7,093)	19,628	160,191
Vale do São Bartolomeu	72,755	38,999	—	—	—	—	—	11,377	123,131
Transmissora Matogrossense de Energia S.A.	106,480	5,880	—	—	—	—	(1,961)	12,783	123,182
Triângulo Mineiro Transmissora	128,765	10,689	—	—	—	—	—	24,183	163,637
Transmissora Sul Litorânea de Energia S.A.	140,280	—	—	50,929	—	—	(1,385)	8,350	198,174
Serra do Facão Energia S.A.	23,670	—	—	—	—	—	—	2,542	26,212
Transenergia São Paulo S.A.	92,138	—	—	—	—	—	(5)	1,300	93,433
Vamcruz I Participações S.A.	92,452	—	—	33,299	—	—	(2,130)	8,014	131,635
Eólica Serra das Vacas Holding S.A.	94,614	—	—	6,581	—	—	—	(5,023)	96,172

Others	2,077,787	(1,078,841)	(172,645)	708,665	380,322	37,983	(138,058)	339,187	2,154,399

TOTAL INVESTMENTS	27,070,828	505,393	(166,639)	1,024,336	390,322	7,527	(950,267)	1,550,229	29,421,729

14.3 Summary of information of the main joint ventures and associates

	12/31/2019
	ASSETS
		Current		Non-Current
				Financial.
		Cash and		intangible
		cash	Other	and	Other	Total
Jointly controlled and associated	Participation	equivalent	assets	fixed assets	assets	Assets
Norte Energia S.A	49.98%	194,147	908,468	43,279,924	657,221	45,039,760
Energia Sustentável do Brasil S.A.	40.00%	122,422	606,459	19,232,356	1,304,520	21,265,757
Madeira Energia S.A.	43.00%	77,538	672,399	19,915,145	1,764,490	22,429,572
CTEEP	36.05%	593,663	2,035,404	95,867	16,293,877	19,018,811
Belo Monte Transmissora de Energia	49.00%	36,481	765,981	6,434,399	130,392	7,367,253
Interligação Elétrica do Madeira S.A.	49.00%	276,806	624,764	5,291,424	89,644	6,282,638
Teles Pires Participações	49.72%	43,031	116,616	4,670,067	417,570	5,247,284
Belo Monte Transmissora	24.50%	36,481	765,981	4,047	6,560,744	7,367,253
Companhia Energética Sinop	49.00%	85,459	89,213	2,178,234	594,036	2,946,942
Norte Brasil Transmissora de Energia S.A.	49.00%	69,886	333,290	2,963,093	57,317	3,423,586
Empresa de Energia São Manoel	33.00%	112,935	111,788	3,366,191	370,104	3,961,018
Chapecoense Geração S.A.	40.00%	240,645	138,713	2,650,780	93,675	3,123,813
Mata de Santa Genebra	50.00%	33,616	12,688	2,544,168	289,562	2,880,034
Enerpeixe S.A.	40.00%	287,831	135,784	1,417,723	189,993	2,031,331
Serra do Facão Energia S.A.	49.00%	4	236,243	1,645,917	145,010	2,027,174
Paranaíba Transmissora	24.50%	20,338	158,220	5,518	1,753,724	1,937,800
Energética Águas da Pedra S.A.	49.00%	64,007	42,099	656,075	28,372	790,553
EMAE	40.44%	397,457	187,942	77,804	763,499	1,426,702
Interligação Elétrica Garanhuns S.A.	49.00%	3,770	121,017	2,652	1,032,007	1,159,446
Transmissora Sul Litorânea de Energia	51.00%	17,073	46,475	2,583	930,468	996,599
STN - Sistema de Transmissão Nordeste S.A.	49.00%	65,277	171,005	476,807	36,349	749,438
Goiás Transmissão S.A.	49.00%	10,745	55,556	566,134	8,624	641,059
Transenergia Renovável S.A.	49.00%	14,673	55,273	310	352,081	422,337
Vale do São Bartolomeu	39.00%	32	9,121	481,746	7,781	498,680
Triângulo Mineiro Transmissora	49.00%	7,270	6,678	464,986	13,057	491,991
Retiro Baixo Energética S.A.	49.00%	55,676	12,506	333,502	9,453	411,137
Rouar	50.00%	68,184	5,463	326,407	17,956	418,010
MGE Transmissão S.A.	49.00%	14,468	4,149	351,683	4,225	374,525
Transenergia São Paulo S.A.	49.00%	4,497	17,429	244	171,961	194,131
Baguari Energia S.A.	31.00%	8,828	50,749	185,593	1,918	247,088
Manaus Construtora Ltda	49.50%	—	88,136	—	1	88,137
Fronteira Oeste	51.00%	22,173	4,649	14	145,614	172,450
Tijoa Participações e Investimentos	50.00%	20,353	56,472	42,906	180	119,911
Manaus Construção	19.50%	30,082	344	—	58,548	88,974
Caldas Novas Transmissão	50.00%	2,277	585	33,205	783	36,850
Construtora Integração Ltda	49.00%	256	44,214	—	657	45,127
Lago Azul Transmissão	50.00%	6,941	900	36,756	271	44,868
CSE Centro de Soluções Estratégicas	50.00%	9,041	1,156	899	18	11,114
Amapari Energia S.A.	49.00%	45,200	997	473	—	46,670
Energia Olímpica S.A.	50.00%	2,235	3,233	—	—	5,468
Inambari Geração de Energia	20.00%	51	254	—	-	305

	12/31/2019
	LIABILITIES
		Current		Non-Current
		Loans, Financing		Loans, Financing
		and	Other	and	Other	Total
Joint ventures and associated	Participation	Debentures	liabilities	Debentures	liabilities	Liabilities	Net equity
Norte Energia S.A	49.98%	2,860,815	1,551,300	25,218,056	1,378,009	31,008,180	14,031,580
Energia Sustentável do Brasil S.A.	40.00%	446,741	479,396	10,035,991	1,148,330	12,110,458	9,155,299
Madeira Energia S.A.	43.00%	284,507	892,490	15,675,160	1,872,655	18,724,812	3,704,760
CTEEP	36.05%	658,553	772,231	403,959	5,389,749	7,224,492	11,794,319
Belo Monte Transmissora de Energia	49.00%	224,852	83,288	3,080,320	490,516	3,878,976	3,488,277
Interligação Elétrica do Madeira S.A.	49.00%	251,430	221,127	1,623,559	1,102,724	3,198,840	3,083,798
Teles Pires Participações	49.72%	213,094	110,465	2,861,799	519,778	3,705,136	1,542,148
Belo Monte Transmissora	24.50%	224,853	83,287	3,080,320	490,516	3,878,976	3,488,277
Companhia Energética Sinop	49.00%	26,823	30,414	1,330,892	84,741	1,472,870	1,474,072
Norte Brasil Transmissora de Energia S.A.	49.00%	223,237	81,438	901,994	394,305	1,600,974	1,822,612
Empresa de Energia São Manoel	33.00%	116,689	47,023	1,752,728	73,241	1,989,681	1,971,337
Chapecoense Geração S.A.	40.00%	138,759	313,044	913,308	734,044	2,099,155	1,024,658
Mata de Santa Genebra	50.00%	95,074	36,407	1,207,619	431,139	1,770,239	1,109,795
Enerpeixe S.A.	40.00%	195,808	418,639	467,505	313,698	1,395,650	635,681
Serra do Facão Energia S.A.	49.00%	50,473	175,026	251,507	1,505,919	1,982,925	44,249
Paranaíba Transmissora	24.50%	60,398	43,667	580,451	461,579	1,146,095	791,705
Energética Águas da Pedra S.A.	49.00%	35,430	54,367	211,088	14,795	315,680	474,873
EMAE	40.44%	—	119,000	—	317,477	436,477	990,225
Interligação Elétrica Garanhuns S.A.	49.00%	33,399	22,812	186,232	155,034	397,477	761,969
Transmissora Sul Litorânea de Energia	51.00%	29,386	38,772	360,282	147,291	575,731	420,868
STN - Sistema de Transmissão Nordeste S.A.	49.00%	23,644	49,609	55,122	185,388	313,763	435,675
Goiás Transmissão S.A.	49.00%	17,842	33,788	156,462	41,290	249,382	391,677
Transenergia Renovável S.A.	49.00%	15,384	14,692	80,523	26,529	137,128	285,209
Vale do São Bartolomeu	39.00%	22,721	12,078	74,801	11,958	121,558	377,122
Triângulo Mineiro Transmissora	49.00%	23,004	12,280	77,554	9,729	122,567	369,424
Retiro Baixo Energética S.A.	49.00%	13,703	20,236	68,468	9,198	111,605	299,532
Rouar	50.00%	12,716	1,314	164,083	20,643	198,756	219,254
MGE Transmissão S.A.	49.00%	9,364	16,538	57,755	23,981	107,638	266,887
Transenergia São Paulo S.A.	49.00%	4,437	6,216	28,421	43,778	82,852	111,279
Baguari Energia S.A.	31.00%	—	15,571	—	4,533	20,104	226,984
Manaus Construtora Ltda	49.50%	—	2,263	23,769	23,298	49,330	38,807
Fronteira Oeste	51.00%	—	1,895	—	81,010	82,905	89,545
Tijoa Participações e Investimentos	50.00%	—	63,676	—	29,799	93,475	26,436
Manaus Construção	19.50%	—	2,418	—	47,067	49,485	39,489
Caldas Novas Transmissão	50.00%	1,374	2,733	7,484	2,234	13,825	23,025
Construtora Integração Ltda	49.00%	—	1,247	—	—	1,247	43,880
Lago Azul Transmissão	50.00%	—	3,610	—	1,410	5,020	39,848
CSE Centro de Soluções Estratégicas	50.00%	—	3,977	—	126	4,103	7,011
Amapari Energia S.A.	49.00%	—	3,552	—	46,317	49,869	(3,199)
Energia Olímpica S.A.	50.00%	—	2,974	—	—	2,974	2,494
Inambari Geração de Energia	20.00%	—	280	—	—	280	25

12/31/2018
	ASSETS
		Current		Non-Current
				Financial.
		Cash and		intangible
		cash	Other	and	Other	Total
Joint ventures and associated	Participation	equivalent	assets	fixed assets	assets	Assets
Norte Energia S.A	49.98%	252,763	1,222,598	41,608,558	1,075,826	44,159,745
Energia Sustentável do Brasil S.A.	40.00%	95,767	453,419	19,362,325	1,508,356	21,419,867
Madeira Energia S.A.	42.46%	68,645	549,585	20,787,932	1,665,469	23,071,631
CTEEP	36.05%	6,224	2,436,439	37,325	15,306,539	17,786,527
Belo Monte Transmissora de Energia	49.00%	36,725	747,657	6,240	102,468	7,110,985
Interligação Elétrica do Madeira S.A.	49.00%	182,192	474,127	5,110,465	181,899	5,948,683
Teles Pires Participações	49.44%	27,857	139,167	4,803,349	370,501	5,340,874
Belo Monte Transmissora	24.50%	36,725	175,099	6,786,725	112,436	7,110,985
IEMADEIRA	24.50%	182,192	474,127	5,110,465	181,899	5,948,683
Companhia Energética Sinop	49.00%	64,563	70,034	2,204,358	288,075	2,627,030
Norte Brasil Transmissora de Energia S.A.	49.00%	138,473	362,877	3,541,588	57,153	4,100,091
Empresa de Energia São Manoel	33.33%	46,025	74,060	3,362,567	438,080	3,920,732
Chapecoense Geração S.A.	40.00%	184,003	161,734	2,732,454	118,866	3,197,057
Manaus Transmissora de Energia S.A.	19.50%	73,448	186,326	38,873	2,664,935	2,963,582
Mata de Santa Genebra	49.90%	19,568	10,931	2,181,111	153,550	2,365,160
Enerpeixe S.A.	40.00%	307,780	192,726	1,471,006	154,532	2,126,044
Serra do Facão Energia S.A.	49.47%	3	156,883	1,747,814	153,643	2,058,343
Paranaíba Transmissora	24.50%	13,931	19,164	1,812,949	58,402	1,904,446
Energética Águas da Pedra S.A.	49.00%	26,547	44,273	683,503	28,829	783,152
EMAE	40.44%	216,626	184,307	72,957	784,520	1,258,410
Interligação Elétrica Garanhuns S.A.	49.00%	37,490	93,081	1,018,264	14,241	1,163,076
Transmissora Sul Litorânea de Energia	51.00%	25,017	134,734	845,532	42,450	1,047,733
Chapada Piauí II Holding S.A.	49.00%	17,671	20,052	759,287	27,268	824,278
Chapada Piauí I Holding S.A.	49.00%	21,770	19,908	746,512	29,464	817,654
STN - Sistema de Transmissão Nordeste S.A.	49.00%	13,204	224,958	477,011	27,672	742,845
Goiás Transmissão S.A.	49.00%	8,804	6,220	626,825	8,286	650,135
Vamcruz I	49.00%	79,544	19,567	453,165	—	552,276
Serra das Vacas Holding	49.00%	13,981	7,417	483,119	14,427	518,944
Transenergia Renovável S.A.	49.00%	20,042	6,681	403,512	5,667	435,902
Vale do São Bartolomeu	39.00%	1,716	7,401	438,758	7,222	455,097
Triângulo Mineiro Transmissora	49.00%	2,039	5,026	435,814	12,509	455,388
Retiro Baixo Energética S.A.	19.61%	35,582	11,412	343,504	10,631	401,129
Rouar	50.00%	92,982	6,416	315,590	19,962	434,950
MGE Transmissão S.A.	49.00%	12,855	2,803	355,902	4,239	375,799
TDG	49.00%	31,814	33,118	295,944	8,338	369,214
Transnorte Energia S.A.	49.00%	7,283	8,395	—	279,180	294,858
Transenergia São Paulo S.A.	49.00%	2,511	1,765	182,015	1,972	188,263
Baguari Energia S.A.	30.61%	5,942	35,858	194,769	9,320	245,889
Manaus Construtora Ltda	49.50%	1	87,794	—	1	87,796
Livramento	78.00%	3,725	2,349	159,904	3,402	169,380
Fronteira Oeste	51.00%	1,273	14,386	121,928	13,819	151,406
Banda de Couro	1.70%	10,379	1,709	127,029	2,054	141,171
BARAÚNAS I	49.00%	3,128	1,375	118,510	4,253	127,266
Mussambê	49.00%	3,925	1,293	115,806	5,409	126,433
Morro Branco I	49.00%	2,627	1,679	116,042	3,272	123,620
7 Gameleiras	49.00%	3,151	3,810	91,935	13,241	112,137
S P do Lago	49.00%	1,774	3,337	85,395	16,736	107,242
Tijoa Participações e Investimentos	49.90%	35,973	30,021	37,123	72	103,189
Pedra Branca	49.00%	7,592	6,188	82,459	5,707	101,946
Baraúnas III	1.50%	13,031	1,951	84,961	1,532	101,475
Manaus Construção	19.50%	1	460	—	87,430	87,891
Caldas Novas Transmissão	49.90%	2,023	530	33,938	748	37,239
Construtora Integração Ltda	49.00%	1	45,781	—	5,559	51,341
Lago Azul Transmissão	49.90%	5,389	824	58,082	271	64,566
CSE Centro de Soluções Estratégicas	49.90%	6,649	2,864	887	165	10,565
Amapari Energia S.A.	40.07%	4,127	115	—	1,943	6,185
Energia Olímpica S.A.	49.90%	2,235	3,233	—	—	5,468
Inambari Geração de Energia	19.61%	51	254	—	—	305

12/31/2018
	LIABILITIES
		Current		Non-Current
Joint ventures and associated	Participation	Loans and financing	Other liabilities	Loans and financing	Other liabilities	Total Liabilities	Net equity
Norte Energia S.A	49.98%	2,348,330	1,341,796	25,578,153	1,166,966	30,435,245	13,724,500
Energia Sustentável do Brasil S.A.	40.00%	402,315	487,343	10,409,556	1,712,606	13,011,820	8,408,047
Madeira Energia S.A.	42.46%	169,178	1,112,155	14,795,974	2,337,731	18,415,038	4,656,593
CTEEP	36.05%	280,729	250,411	940,564	5,246,176	6,717,880	11,068,647
Belo Monte Transmissora de Energia	49.00%	342,809	123,745	2,436,758	961,328	3,864,640	3,246,345
Interligação Elétrica do Madeira S.A.	49.00%	173,943	115,077	1,375,483	1,471,970	3,136,473	2,812,210
Teles Pires Participações	49.44%	214,126	160,783	3,053,391	419,885	3,848,185	1,492,689
Belo Monte Transmissora	24.50%	384,299	82,255	2,990,508	407,578	3,864,640	3,246,345
IEMADEIRA	24.50%	173,943	115,077	1,375,483	1,471,970	3,136,473	2,812,210
Companhia Energética Sinop	49.00%	47,959	66,549	1,029,711	251,384	1,395,603	1,231,427
Norte Brasil Transmissora de Energia S.A.	49.00%	75,482	180,497	730,024	912,399	1,898,402	2,201,689
Empresa de Energia São Manoel	33.33%	113,773	60,485	1,767,900	77,351	2,019,509	1,901,223
Chapecoense Geração S.A.	40.00%	138,706	285,757	1,045,401	737,591	2,207,455	989,602
Manaus Transmissora de Energia S.A.	19.50%	75,063	149,959	647,885	653,237	1,526,144	1,437,438
Mata de Santa Genebra	49.90%	33,964	90,642	934,650	339,312	1,398,568	966,592
Enerpeixe S.A.	40.00%	176,508	414,211	573,087	310,740	1,474,546	651,498
Serra do Facão Energia S.A.	49.47%	50,744	166,834	289,710	1,524,799	2,032,087	26,256
Paranaíba Transmissora	24.50%	55,968	48,631	612,854	434,414	1,151,867	752,579
Energética Águas da Pedra S.A.	49.00%	35,573	51,051	244,875	15,805	347,304	435,848
EMAE	40.44%	—	129,976	—	259,579	389,555	868,855
Interligação Elétrica Garanhuns S.A.	49.00%	33,400	26,958	218,523	165,413	444,294	718,782
Transmissora Sul Litorânea de Energia	51.00%	55,275	28,916	499,213	6,303	589,707	458,026
Chapada Piauí II Holding S.A.	49.00%	24,451	28,561	539,513	116,032	708,557	115,721
Chapada Piauí I Holding S.A.	49.00%	25,533	30,858	530,657	112,289	699,337	118,317
STN - Sistema de Transmissão Nordeste S.A.	49.00%	22,481	49,004	78,733	132,855	283,073	459,772
Goiás Transmissão S.A.	49.00%	17,694	32,784	172,648	42,165	265,291	384,844
Vamcruz I	49.00%	18,108	14,761	216,177	35,693	284,739	267,537
Serra das Vacas Holding	49.00%	19,276	12,636	248,051	57,868	337,831	181,113
Transenergia Renovável S.A.	49.00%	13,553	7,294	95,699	27,141	143,687	292,215
Vale do São Bartolomeu	39.00%	22,050	11,622	95,529	6,940	136,141	318,956
Triângulo Mineiro Transmissora	49.00%	22,368	2,330	100,381	6,096	131,175	324,213
Retiro Baixo Energética S.A.	19.61%	13,651	18,523	81,905	8,985	123,064	278,065
Rouar	50.00%	12,004	1,206	166,479	6,404	186,093	248,858
MGE Transmissão S.A.	49.00%	9,342	15,626	66,173	24,284	115,425	260,374
TDG	49.00%	3,393	20,007	154,366	126,467	304,233	64,981
Transnorte Energia S.A.	49.00%	—	727	—	10,459	11,186	283,672
Transenergia São Paulo S.A.	49.00%	4,424	2,903	32,755	49,033	89,115	99,148
Baguari Energia S.A.	30.61%	—	9,213	—	4,706	13,919	231,970
Manaus Construtora Ltda	49.50%	—	2,317	—	47,067	49,384	38,412
Livramento	78.00%	3,540	4,700	35,422	180,569	224,231	(54,851)
Fronteira Oeste	51.00%	—	22,886	—	25,510	48,396	103,010
Banda de Couro	1.70%	2,783	6,672	62,335	35,886	107,676	33,495
BARAÚNAS I	49.00%	5,644	2,408	62,218	21,902	92,172	35,094
Mussambê	49.00%	5,155	2,618	56,805	21,883	86,461	39,972
Morro Branco I	49.00%	5,909	2,430	65,079	21,853	95,271	28,349
7 Gameleiras	49.00%	5,216	2,706	53,608	2,689	64,219	47,767
S P do Lago	49.00%	5,374	3,156	55,545	4,035	68,110	39,132
Tijoa Participates e Investimentos	49.90%	—	51,350	—	30,751	82,101	21,088
Pedra Branca	49.00%	5,204	2,737	49,560	2,037	59,538	36,050
Baraúnas III	1.50%	3,420	4,401	43,326	22,979	74,126	27,349
Manaus Construgao	19.50%	—	2,317	—	47,067	49,384	38,507
Caldas Novas Transmissão	49.90%	1,341	3,202	8,888	2,283	15,714	21,525
Construtora Integracao Ltda	49.00%	—	2,706	—	103	2,809	48,532
Lago Azul Transmissão	49.90%	—	7,942	—	—	7,942	56,624
CSE Centro de Soluções Estratégicas	49.90%	—	5,411	—	—	5,411	5,154
Amapari Energia S.A.	40.07%	—	32,688	—	3,275	35,963	(29,778)
Energia Olímpica S.A.	49.90%	—	2,974	—	—	2,974	2,494
Inambari Geracao de Energia	19.61%	—	280	—	—	280	25

	12/31/2019
	Net operating	Financial	Financial	Taxes on	Net profit	Depreciation and
Jointly controlled and affiliated enterprises	revenue	revenue	expenses	profit	(loss)	amortization
Norte Energia S.A	4,214,481	51,962	(1,691,603)	(945)	209,628	(1,121,301)
CTEEP	2,617,843	416,240	(599,248)	(344,718)	1,762,631	(18,603)
Energia Sustentável do Brasil S.A.	2,568,049	11,050	(980,479)	55,929	(95,748)	(816,959)
Madeira Energia S.A.	3,197,523	131,422	(1,683,378)	9,574	(951,833)	(868,899)
Chapecoense Geração S.A.	884,034	16,526	(164,565)	(152,201)	306,209	(86,931)
Teles Pires Participações	831,628	9,811	(285,650)	51,220	(63,933)	(179,889)
Belo Monte Transmissora de Energia	790,313	12,389	(331,461)	(119,145)	237,334	(370)
Interligação Elétrica do Madeira S.A.	682,133	19,823	(169,314)	(110,410)	271,588	(6,951)
Enerpeixe S.A.	407,567	34,258	(108,923)	3,017	120,259	(52,728)
EMAE	405,996	40,334	(1,545)	(29,474)	92,636	(1,674)
Empresa de Energia São Manoel	382,499	12,124	(187,155)	6,754	(13,216)	(130,107)
Norte Brasil Transmissora de Energia S.A.	350,239	10,903	(110,237)	(8,382)	56,902	—
Serra do Facão Energia S.A.	339,013	9,680	(165,130)	1,805	8,669	(100,478)
Mata de Santa Genebra	337,116	2,204	(91,572)	43,156	(83,797)	(70)
Energética Águas da Pedra S.A.	255,879	4,348	(23,152)	(21,566)	114,721	(29,326)
Companhia Energética Sinop	241,413	7,910	(31,962)	18,504	(43,982)	(24,748)
Tijoa Participações e Investimentos	177,363	1,438	(370)	(27,614)	54,005	(595)
Paranaíba Transmissora	175,055	3,402	(57,556)	(39,028)	51,313	(32)
STN - Sistema de Transmissão Nordeste S.A.	106,975	2,891	(9,767)	(20,563)	130,154	—
Interligação Elétrica do Madeira S.A.	93,118	3,479	(17,972)	6,398	74,458	—
Transmissora Sul Litorânea de Energia	79,693	2,375	(51,587)	2,961	(10,447)	(109)
Goiás Transmissão S.A.	71,525	1,006	(15,540)	(2,681)	43,588	(102)
Retiro Baixo Energética S.A.	70,341	2,989	(8,175)	(3,301)	28,154	(10,498)
Baguari Energia S.A.	68,432	4,232	(669)	(16,581)	32,282	(8,867)
Triângulo Mineiro Transmissora	66,378	791	(5,306)	(4,573)	40,329	(38)
Transenergia Renovável S.A.	63,810	1,869	(9,037)	(2,624)	38,601	(77)
MGE Transmissão S.A.	42,815	879	(5,367)	(1,675)	23,659	(23)
Fronteira Oeste	25,809	409	(874)	(14,746)	(38,965)	—
Transenergia São Paulo S.A.	23,485	366	(3,024)	(965)	16,633	(20)
Rouar	16,965	822	11,814	3,670	(2,495)	(20,325)
CSE Centro de Soluções Estratégicas	11,474	336	(132)	(479)	1,857	(745)
Caldas Novas Transmissão	3,452	133	(759)	(140)	1,967	(7)
Lago Azul Transmissão	2,955	351	(7)	(226)	1,404	(3)
Construtora Integração Ltda	46	741	(22)	(5,040)	(4,294)	—
Manaus Construção	—	1,491	(54)	(257)	982	—
Amapari Energia S.A.	—	1,922	(1,977)	—	(3,492)	—
Energia Olímpica S.A.	—	166	(9)	544	440
Inambari Geração de Energia	—	—	(9)	—	(159)	—

	12/31/2018
	Net operating	Financial	Financial	Taxes on	Net profit	Depreciation and
Joint ventures and associated	revenue	revenue	expenses	profit	(loss)	amortization
Norte Energia S.A	4,241,678	128,548	(1,162,825)	(228,373)	1,284,948	(106,049)
Madeira Energia S.A.	3,005,553	127,777	(1,880,828)	(111,830)	(1,743,636)	(887,061)
CTEEP	2,750,621	332,301	(468,926)	(454,828)	1,881,668	(8,347)
Energia Sustentável do Brasil S.A.	2,449,638	23,612	(1,063,924)	621,542	(1,202,490)	(809,634)
Belo Monte Transmissora	1,509,358	9,972	(319,121)	(318,570)	647,395	(570,066)
Chapecoense Geração S.A.	874,070	24,678	(205,138)	(139,216)	278,495	(86,189)
Teles Pires Participações	772,601	13,550	(316,654)	11,477	(229,984)	(177,313)
Interligação Elétrica do Madeira S.A.	637,389	23,401	(195,669)	(18,706)	304,037	(7,044)
Mata de Santa Genebra	514,591	4,877	(64,384)	2,685	(5,070)	(71)
Norte Brasil Transmissora de Energia S.A.	352,817	9,786	(117,078)	(42,912)	161,741	—
Enerpeixe S.A.	327,484	43,960	(89,319)	(2,441)	99,675	(56,642)
Serra do Facão Energia S.A.	309,961	6,374	(195,896)	18,978	(24,494)	(100,498)
Empresa de Energia São Manoel	285,835	8,258	(166,007)	45,701	(88,809)	(125,861)
EMAE	285,819	37,560	(4,825)	19,557	101,517	(1,378)
Energética Águas da Pedra S.A.	257,379	4,979	(27,967)	(19,014)	99,040	(28,542)
Paranaíba Transmissora	165,260	4,511	(62,488)	(32,898)	51,141	(35)
STN - Sistema de Transmissão Nordeste S.A.	154,227	2,521	(13,576)	(16,966)	106,034	(1,722)
Tijoa Participações e Investimentos	150,451	1,054	(547)	(17,485)	33,387	(1,394)
Companhia Energética Sinop	133,025	5,882	(549)	137,515	(266,896)	(656)
Manaus Transmissora de Energia S.A.	131,265	3,569	(46,221)	(23,604)	49,346	—
Interligação Elétrica Garanhuns S.A.	129,696	2,815	(17,739)	(12,470)	83,268	(1,191)
Transmissora Sul Litorânea de Energia	100,280	3,325	(57,842)	8,788	35,620	(108)
Chapada Piauí I Holding S.A.	71,755	1,523	(56,314)	(2,204)	(31,878)	—
Retiro Baixo Energética S.A.	71,137	1,953	(10,511)	(2,835)	26,472	(10,482)
Baguari Energia S.A.	67,778	1,887	(916)	(3,451)	39,327	(8,099)
Goiás Transmissão S.A.	60,005	1,236	(17,023)	(2,941)	32,003	(70)
Transenergia Renovável S.A.	55,723	1,583	(9,962)	(2,344)	22,182	(25)
Transmissora Sul Brasileira de Energia S.A.	45,873	2,384	(29,343)	(3,617)	2,441	(9)
Triângulo Mineiro Transmissora	41,130	789	(5,458)	(1,422)	(10,639)	(37)
MGE Transmissão S.A.	33,864	811	(6,942)	(1,438)	17,791	(25)
TDG	33,275	2,763	(8,195)	(2,940)	9,250	(1,136)
Fronteira Oeste	33,185	125	(257)	11,909	(7,584)	—
Vamcruz I	32,479	2,456	(17,536)	(1,965)	(9,572)	(7,070)
Vale do São Bartolomeu	31,180	721	(3,602)	(1,103)	(11,899)	(28)
Serra das Vacas Holding	26,561	253	(13,326)	(1,015)	490	(214)
Livramento	22,901	298	(5,896)	(585)	12,870	(10,352)
Transenergia São Paulo S.A.	19,567	1,925	(3,538)	(1,302)	12,629	(2)
Rouar S.A.	17,329	183	12,298	3,027	(1,948)	19,748
CSE Centro de Soluções Estratégicas	15,669	336	(104)	(681)	995	(245)
Banda de Couro	11,526	462	(7,306)	(540)	(3,495)	(5,996)
Mussambê	10,770	297	(5,269)	(426)	(2,838)	—
Baraúnas I	10,636	268	(5,595)	(413)	(3,420)	(6,094)
Morro Branco I	10,518	250	(5,880)	(402)	(3,759)	—
Transenergia Goiás	9,983	1,327	(28)	(655)	4,609	(15)
Baraúnas III	8,923	561	(4,057)	(494)	(1,207)	(125)
Chapada Piauí II Holding S.A.	7,217	(241)	(21,289)	(501)	(22,359)	—
Transnorte Energia S.A.	7,150	449	(62)	(1,462)	2,434	—
Lago Azul Transmissão	6,028	347	(5)	1,142	6,052	(3)
Caldas Novas Transmissão	4,064	123	(809)	(180)	1,497	(8)
S P do Lago	468	262	(1,424)	(59)	(3,406)	—
Manaus Construção	—	—	(167)	(9)	(188)	—
Construtora Integração Ltda	—	—	(359)	—	(518)	—
Amapari Energia S.A.	—	362	(1,942)	—	(1,753)	—
Energia Olímpica S.A.	—	166	(9)	544	440	—
Inambari Geração de Energia	—	—	(9)	—	(159)	—
7 Gameleiras	(781)	215	(1,297)	(80)	(5,278)	—
Pedra Branca	(4,462)	148	(1,311)	77	(8,653)	(145)

14.4 - Information of the market value of investees accounted for using the equity method that are quoted on the stock exchange

Publicly traded companies		Fair Value
companies	Participation	31/12/2019	31/12/2018
Valued by the equity equivalence method
CTEEP	36.05%	5,389,526	4,031,053
EQUATORIAL MARANHÃO D.	33.55%	2,624,872	1,760,599
CEEE-GT	32.59%	1,268,004	663,577
EMAE	39.02%	532,395	263,386
CEEE-D	32.59%	315,467	118,344

14.5 - Special Purpose Entities - SPEs

In prior years, Eletrobras Companies have entered into investments in partnerships with the private sector, where the Company is a non-controlling shareholder. These projects are aimed at operating in the areas of generation and transmission of electric power, whose amounts contributed are classified under Investments,  accounted by the equity method.

In 2018, the Company made several transactions with its subsidiaries to transfer shares of generation and transmission SPEs that were later sold. At the end of 2018 and throughout 2019 these SPEs were transferred as described in note 46.

14.6 - Shares in guarantee

Considering that the Company has several lawsuits under the Judiciary, where it is the defendant (see note 29), assets representing 9.24% as of December 31, 2019 (9.89% as of December 31, 2018) of the total investment balances are offered as collateral, in these legal proceedings, as follows:

31/12/2019
EQUITY HOLDINGS	INVESTMENT AMOUNT	BLOCKING PERCENTAGE	BLOCKED INVESTMENT

CTEEP	3,613,866	90.45%	3,268,742
EQUATORIAL MARANHÃO D.	1,031,514	91.35%	942,288
CEEE - GT	776,526	100.00%	776,526
EMAE	386,386	100.00%	386,386
AES TIETE	509,019	95.28%	484,993
ENERGISA S.A.	449,718	78.87%	354,693
COELCE	301,218	83.82%	252,481
CESP	214,488	97.85%	209,877
CELESC	213,556	74.70%	159,526
CEB	18,439	99.97%	18,433
CELPA	81,376	100.00%	81,376
CELPE	30,225	100.00%	30,225
CGEEP	20,982	64.89%	13,615
ENERGISA MT	12,796	100.00%	12,796
TOTAL	7,660,109		6,991,957

14.7 - Generation and Transmission Companies

a) CGTEE - Its main corporate purpose is to conduct studies with respect to projects, construction and operations of electric power plants, electric power transmission and transformation facilities. On December 31, 2019, the subsidiary had a negative net working capital of R$ 339,242 (negative R$ 1,849,262 on December 31, 2018).

On January 2, 2020, the subsidiary Eletrosul was merged by CGTEE. The resulting company was renamed Companhia de Geração e Transmissão de Energia Elétrica do Sul do Brasil – CGT Eletrosul, as provided for in the PDNG 2019-2023.

b) Amazonas GT - Its main activities are the generation and transmission of electric power in the state of Amazonas. As of December 31, 2019, the investee has a positive net working capital of R$ 26,186 (negative R$ 1,067,641 as of December 31, 2018) and negative equity of R$ 119,223 (R$ 337,739 as of December 31, 2018). The entity recorded successive losses in its operation, until 2018, before the startup of the Mauá 3  plant.

c) Eletronuclear - has as main objective the construction and operation of nuclear power plants, the performance of engineering and related services in the state of Rio de Janeiro. On December 31, 2019, the subsidiary had a negative net working capital of R$ 674,316 (negative R$ 889,658 on December 31, 2018).

d) In addition to the above subsidiaries that have a provision for unsecured liabilities, the Company also holds interests, through its subsidiaries, in SPEs Madeira Energia S.A., Norte Energia S.A., Energia Sustentável do Brasil S.A. and Teles Pires Participações S.A., which as of December 31, 2019 have negative net working capital in the respective amounts of R$ 427,060, R$ 3,309,499, R$ 197,256 and R$ 163,912 (R$ 663,103, R$ 2,762,388, R$ 314,358 and R$ 207,885 respectively as of December 31, 2018).

The circumstances of the subsidiaries and jointly-controlled companies demonstrate the need to maintain financial support from third parties, the Company and/or other shareholders.